Equity - Non-controlling interests - Equity (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Credit part of equity attributable to non-controlling interests	€ 3,183	€ 3,030	€ 2,653
Debit part of equity attributable to non-controlling interests	(11)	(10)	(10)
Total equity attributable to non-controlling interests	3,172	3,020	2,643	€ 2,687	€ 2,580
Orange Polska and subsidiaries [member]
Disclosure of classes of share capital [line items]
Credit part of equity attributable to non-controlling interests	1,250	1,170	953
Sonatel [member]
Disclosure of classes of share capital [line items]
Credit part of equity attributable to non-controlling interests	907	826	755
Sub-Group Orange Cte d'Ivoire [Member]
Disclosure of classes of share capital [line items]
Credit part of equity attributable to non-controlling interests	253	257	230
Medi Telecom [member]
Disclosure of classes of share capital [line items]
Credit part of equity attributable to non-controlling interests	140	148	127
Orange Belgium [member]
Disclosure of classes of share capital [line items]
Credit part of equity attributable to non-controlling interests	155	138	285
Telekom Romania Communications [member]
Disclosure of classes of share capital [line items]
Credit part of equity attributable to non-controlling interests	217	€ 267
Telekom Romania Communications [member] | Romania
Disclosure of classes of share capital [line items]
Percent of ownership interest acquired		54.00%
Jordan Telecom and subsidiaries [member]
Disclosure of classes of share capital [line items]
Credit part of equity attributable to non-controlling interests	€ 193	€ 171	€ 154